Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments – wealth management products	-	3,000	-	3,000

Liabilities:
Warrant	3,032	-	-	3,032
Corporate borrowings from Fanhua Group	-	-	45,811	45,811

	As of December 31, 2025
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	1,512	-	-	1,512
Corporate borrowings from Fanhua Group	-	-	50,626	50,626